Tax-Exempt Status of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax-Exempt Status of the Plan

7. Tax-Exempt Status of the Plan

On June 30, 2020, the IRS declared that the Plan is qualified pursuant to Section 401 of the Internal Revenue Code (IRC). Plan management believes any amendments and events since the effective date of the last IRS determination letter do not affect the qualified status of the Plan. Accordingly, the Plan is exempt from federal and state income taxes under current provisions of their respective laws.